Commitments and Contingencies (Details) - USD ($)						1 Months Ended			12 Months Ended
	Nov. 17, 2025	Jul. 09, 2025	Feb. 14, 2025	Jul. 06, 2023	Jan. 06, 2023	Oct. 31, 2025	Aug. 22, 2022	Nov. 30, 2017	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Exchange fees								$ 150,000
Front fees					$ 70,000		$ 300,000	150,000
License fee								$ 300,000
Specified technology expires									20 years
Accumulative amortization									$ 41,380	$ 38,115
Amortization expense									22,500	22,500
Research and development			$ 30,000	$ 70,000			56,509
Patent fees					70,000
Additional option fees					10,000
Front license fee			$ 30,000		$ 70,000
Business days			10 days
Royalties percentage			10.00%
License term			3 years
Settlement liability						$ 80,000
Initial payment days						7 days
Shares issued (in Shares)		94,124
Outstanding common stock, percentage		1.00%
Deferred offering costs									1,507,794
Documented expenses		$ 35,000
Cash advisory fee		$ 200,000
Cash fee, percentage		6.00%
Number of common stock, percentage		5.00%
Commitment amount	$ 40,000,000								$ 250,000
Purchase price per share (in Dollars per share)	$ 1,000
Purchase price	$ 4,750
Investor amount	$ 25,000
Precentage of preferred share outstanding									1.00%
Share issued price per share (in Dollars per share)									$ 0.01
Percentage financing amount									20.00%
Commitment shares issued (in Shares)									50,000
Value of commitment shares									$ 571,000
Percenatge of aggregate amount									5.00%
Percentage of conversion price									120.00%
Aggregate amount									$ 35,000
Patents [Member]
Commitments and Contingencies [Line Items]
Specified technology expires								20 years
License Immediate [Member]
Commitments and Contingencies [Line Items]
License term			30 days
Written Notice [Member]
Commitments and Contingencies [Line Items]
Specified technology expires			30 days
Common Stock [Member]
Commitments and Contingencies [Line Items]
Front fees								$ 300,008
Shares issued (in Shares)									525,000
Outstanding common stock, percentage		0.75%
Deferred offering costs		$ 912,932
Percentage of common stock									9.99%
Common Stock [Member] | Commitment Shares [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)	50,000
Common Stock [Member] | Pre-Delivery Shares [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)	475,000
Collaborative Arrangement [Member]
Commitments and Contingencies [Line Items]
Accumulative amortization									$ 178,865	$ 156,365
Convertible Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)	5,000
Purchase price	$ 5,000,000
Series E Convertible Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Purchase price									$ 1,000
Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)									250
Precentage of preferred share outstanding									1.00%
Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty fees							12
Percenatge of gross proceeds									4.50%
Minimum [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)									5,050,000
Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty fees							$ 25
Commitment amount									$ 40,000,000
Percenatge of gross proceeds									6.00%
Maximum [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)									10,000,000